Submission	Mar. 12, 2026
Submission [Line Items]
Central Index Key	0001709048
Registrant Name	GLOBALFOUNDRIES Inc.
Registration File Number	333-294214
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A